Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.7%
Data Patterns India Ltd.(a)	55,237	$1,841,333
Garden Reach Shipbuilders & Engineers Ltd.	62,791	1,968,073
Paras Defence & Space Technologies Ltd.	77,772	625,355
Zen Technologies Ltd.	97,118	1,536,753
		5,971,514
Air Freight & Logistics — 0.8%
Blue Dart Express Ltd.	13,202	845,554
Delhivery Ltd.(a)	1,147,120	5,477,878
Transport Corp. of India Ltd.	49,273	602,789
		6,926,221
Automobile Components — 6.6%
Apollo Tyres Ltd.	626,648	3,608,240
Asahi India Glass Ltd.	167,746	1,919,676
ASK Automotive Ltd.	108,273	604,419
Banco Products India Ltd.	92,836	707,980
Belrise Industries Ltd., NVS	487,935	917,971
Ceat Ltd.	43,978	1,891,426
CIE Automotive India Ltd.	291,177	1,343,693
Dynamatic Technologies Ltd.	7,365	763,036
Endurance Technologies Ltd.(b)	77,107	2,287,943
Exide Industries Ltd.	931,816	3,915,784
Gabriel India Ltd.	141,725	1,635,326
JBM Auto Ltd.	105,932	730,424
JK Tyre & Industries Ltd.	241,042	1,208,144
Lumax Auto Technologies Ltd.	67,280	1,155,563
Minda Corp. Ltd.	183,516	1,197,716
Motherson Sumi Wiring India Ltd.	5,817,187	2,980,621
Pricol Ltd.	160,372	1,117,795
Sansera Engineering Ltd.(b)	95,317	1,870,140
Sharda Motor Industries Ltd.	45,481	476,640
Shriram Pistons & Rings Ltd.	28,408	831,076
SKF India Industrial Ltd., NVS	57,744	1,748,443
SKF India Ltd.	53,568	1,152,174
Sona Blw Precision Forgings Ltd.(b)	954,193	5,491,353
Sundaram Finance Holdings Ltd.	195,874	1,105,337
Sundram Fasteners Ltd.	230,362	2,414,404
Suprajit Engineering Ltd.	153,635	816,693
TVS Holdings Ltd.	11,040	1,772,154
UNO Minda Ltd.	440,911	6,448,954
Varroc Engineering Ltd.(b)	85,007	628,870
ZF Commercial Vehicle Control Systems India Ltd.	16,637	2,455,909
		55,197,904
Automobiles — 0.2%
Ola Electric Mobility Ltd.(a)	2,905,456	1,342,272
Banks — 3.6%
Bandhan Bank Ltd.(b)	1,730,659	2,917,592
City Union Bank Ltd.	796,476	2,419,614
CSB Bank Ltd.(a)	109,549	504,834
Equitas Small Finance Bank Ltd.(a)(b)	1,226,468	881,334
Federal Bank Ltd.	3,989,002	11,535,928
Jammu & Kashmir Bank Ltd. (The)	845,318	1,014,617
Karnataka Bank Ltd. (The)	408,542	971,421
Karur Vysya Bank Ltd. (The)	1,038,354	2,885,064
RBL Bank Ltd.(b)	994,677	3,487,988
South Indian Bank Ltd. (The)	2,811,636	1,247,561
Tamilnad Mercantile Bank Ltd.	170,441	968,054
Ujjivan Small Finance Bank Ltd.(a)(b)	2,082,195	1,267,044
		30,101,051
Security	Shares	Value
Beverages — 1.0%
Allied Blenders & Distillers Ltd.	120,669	$885,310
Piccadily Agro Industries Ltd.(a)	50,812	346,463
Radico Khaitan Ltd.	161,438	5,802,454
Tilaknagar Industries Ltd.	235,442	1,258,823
		8,293,050
Biotechnology — 0.6%
Biocon Ltd.	1,172,655	5,234,059
Broadline Retail — 0.2%
RattanIndia Enterprises Ltd.(a)	769,166	374,530
Shoppers Stop Ltd.(a)	82,271	391,637
V-Mart Retail Ltd.(a)	86,561	757,394
		1,523,561
Building Products — 1.2%
Blue Star Ltd.	293,053	5,803,471
Cera Sanitaryware Ltd.	12,459	773,234
Electrosteel Castings Ltd.	662,629	550,639
Greenlam Industries Ltd.	139,681	395,604
Kajaria Ceramics Ltd.	174,455	2,087,762
		9,610,710
Capital Markets — 6.4%
360 ONE WAM Ltd.	488,509	6,478,283
Aditya Birla Sun Life Asset Management Co. Ltd.	158,506	1,308,183
Anand Rathi Wealth Ltd.	89,253	2,885,524
Angel One Ltd.	99,408	3,013,736
Authum Investment & Infrastucture Ltd.	74,479	2,261,316
Central Depository Services India Ltd.	224,539	4,074,476
Choice International Ltd.(a)	135,285	1,222,740
CRISIL Ltd.	40,085	1,986,996
Edelweiss Financial Services Ltd.	1,245,340	1,540,417
ICRA Ltd.	9,691	671,509
IIFL Securities Ltd.	266,518	961,403
Indian Energy Exchange Ltd.(b)	959,367	1,499,019
JM Financial Ltd.	838,753	1,366,257
Kfin Technologies Ltd.	226,961	2,693,864
Maharashtra Scooters Ltd.	5,980	985,802
Motilal Oswal Financial Services Ltd.	329,165	3,540,353
Multi Commodity Exchange of India Ltd.	54,534	6,165,352
Nippon Life India Asset Management Ltd.(b)	348,964	3,425,803
Nuvama Wealth Management Ltd.	31,636	2,643,696
Prudent Corporate Advisory Services Ltd.	40,244	1,112,736
Tata Investment Corp. Ltd.	277,330	2,315,116
UTI Asset Management Co. Ltd.	98,988	1,266,317
		53,418,898
Chemicals — 6.8%
Aarti Industries Ltd.	394,878	1,692,175
Akzo Nobel India Ltd.	19,825	735,465
Alkyl Amines Chemicals	32,964	621,002
Archean Chemical Industries Ltd.	121,622	697,972
Atul Ltd.	29,050	1,910,257
BASF India Ltd.	23,895	1,111,577
Bayer CropScience Ltd.	29,563	1,541,906
Carborundum Universal Ltd.	250,512	2,408,334
Castrol India Ltd.	867,521	1,869,772
Chambal Fertilisers and Chemicals Ltd.	352,132	1,738,390
Chemplast Sanmar Ltd.(a)	159,540	507,989
Clean Science & Technology Ltd.	105,748	1,083,302
DCM Shriram Ltd.	51,573	702,289
Deepak Fertilisers & Petrochemicals Corp. Ltd.	139,045	2,133,554
Deepak Nitrite Ltd.	119,618	2,089,689
Dhanuka Agritech Ltd.	29,166	404,117

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
EID Parry India Ltd.(a)	194,990	$2,252,080
Epigral Ltd.	28,034	474,756
Fine Organic Industries Ltd.	16,900	836,791
Finolex Industries Ltd.	545,086	1,092,652
Galaxy Surfactants Ltd.	23,691	537,443
Garware Hi-Tech Films Ltd.	17,803	787,532
GHCL Ltd.	135,090	871,092
Gujarat Fluorochemicals Ltd.	72,355	2,777,266
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	174,801	975,905
Gujarat State Fertilizers & Chemicals Ltd.	481,002	995,701
Gulf Oil Lubricants India Ltd.	38,749	513,426
Himadri Speciality Chemical Ltd.	378,990	1,859,595
India Glycols Ltd.	46,965	574,488
Indigo Paints Ltd.	52,295	753,257
Jubilant Ingrevia Ltd.	174,815	1,387,080
Kansai Nerolac Paints Ltd.	443,263	1,171,942
Laxmi Organic Industries Ltd.	183,073	373,527
Navin Fluorine International Ltd.	73,052	4,693,214
Paradeep Phosphates Ltd.(b)	1,024,174	1,823,849
PCBL Ltd.	330,646	1,206,436
Privi Specility Chemical Ltd.	21,838	772,041
Rallis India Ltd.	188,644	557,827
Rashtriya Chemicals & Fertilizers Ltd.	307,334	487,800
Sudarshan Chemical Industries Ltd.	95,787	1,086,385
Sumitomo Chemical India Ltd.	271,833	1,420,708
Supreme Petrochem Ltd.	144,270	1,035,241
Tata Chemicals Ltd.	307,192	2,756,249
Vinati Organics Ltd.	57,038	1,011,741
		56,333,814
Commercial Services & Supplies — 0.4%
CMS Info Systems Ltd.	345,350	1,373,029
Doms Industries Ltd.	39,273	1,105,484
ION Exchange India Ltd.	179,337	705,343
SIS Ltd.(a)	97,750	360,674
		3,544,530
Communications Equipment — 0.3%
Astra Microwave Products Ltd.	100,189	1,046,699
Sterlite Technologies Ltd.(a)	528,395	619,611
Tejas Networks Ltd.(b)	174,626	969,043
		2,635,353
Construction & Engineering — 3.6%
Afcons Infrastructure Ltd.	360,289	1,634,008
Ahluwalia Contracts India Ltd.	65,504	732,129
Ashoka Buildcon Ltd.(a)	282,537	564,253
Dilip Buildcon Ltd.(b)	71,612	383,038
Engineers India Ltd.	612,318	1,352,806
G R Infraprojects Ltd.	53,003	639,419
GMR Power & Urban Infra Ltd.(a)	403,003	540,863
HG Infra Engineering Ltd.	43,836	425,973
Hindustan Construction Co. Ltd.(a)	2,939,319	791,042
Inox Green Energy Services Ltd.(a)	240,506	589,722
IRB Infrastructure Developers Ltd.	3,972,211	1,915,105
IRCON International Ltd.(b)	727,141	1,316,739
ITD Cementation India Ltd.	112,123	1,055,927
J Kumar Infraprojects Ltd.	85,068	558,854
Kalpataru Projects International Ltd.	262,087	3,528,272
KEC International Ltd.	291,828	2,240,537
KNR Constructions Ltd.	345,502	620,079
NBCC India Ltd.	2,071,839	2,713,685
NCC Ltd./India	894,779	1,721,906
PNC Infratech Ltd.	247,723	687,382
Security	Shares	Value
Construction & Engineering (continued)
Power Mech Projects Ltd.	31,654	$844,874
Praj Industries Ltd.	257,385	912,848
Sterling and Wilson Renewable(a)	249,334	632,595
Techno Electric & Engineering Co. Ltd.	114,921	1,556,095
Transrail Lighting Ltd.	73,696	527,765
Waaree Renewable Technologies Ltd.	58,408	696,057
Welspun Enterprises Ltd.	90,902	535,683
		29,717,656
Construction Materials — 1.9%
ACC Ltd.	145,333	3,011,762
Birla Corp. Ltd.	60,431	758,471
India Cements Ltd. (The)(a)	103,458	455,291
JK Cement Ltd.	76,244	4,922,889
JK Lakshmi Cement Ltd.	136,164	1,155,181
Nuvoco Vistas Corp. Ltd.(a)	236,148	943,963
Prism Johnson Ltd.(a)	281,753	430,941
Ramco Cements Ltd. (The)	233,177	2,711,791
Rhi Magnesita India Ltd.	133,413	693,067
Star Cement Ltd.	217,636	550,230
		15,633,586
Consumer Finance — 2.7%
Capri Global Capital Ltd.	523,046	1,103,691
Cholamandalam Financial Holdings Ltd.	205,867	4,259,216
CreditAccess Grameen Ltd.(a)	122,707	1,839,015
Five-Star Business Finance Ltd.	419,663	2,782,611
Mahindra & Mahindra Financial Services Ltd.	1,219,245	5,080,992
Manappuram Finance Ltd.	1,113,486	3,547,966
MAS Financial Services Ltd.(b)	142,247	492,555
Poonawalla Fincorp Ltd.(a)	512,679	2,760,932
SBFC Finance Ltd.(a)	837,935	1,018,381
		22,885,359
Consumer Staples Distribution & Retail — 0.2%
Medplus Health Services Ltd.(a)	157,653	1,429,978
Containers & Packaging — 0.3%
AGI Greenpac Ltd.	41,737	358,407
EPL Ltd.	323,108	739,001
Time Technoplast Ltd.	447,872	1,006,289
		2,103,697
Diversified Consumer Services — 0.1%
NIIT Learning Systems Ltd.	178,842	797,876
Diversified Telecommunication Services — 0.4%
HFCL Ltd.	1,899,218	1,495,760
Railtel Corp. of India Ltd.	206,809	786,744
Tata Teleservices Maharashtra Ltd.(a)	1,078,934	627,323
		2,909,827
Electric Utilities — 0.4%
CESC Ltd.	1,164,590	2,226,579
SJVN Ltd.	1,728,795	1,510,457
		3,737,036
Electrical Equipment — 3.4%
Amara Raja Energy & Mobility Ltd.	240,784	2,569,318
Elecon Engineering Co. Ltd.	173,704	984,099
Finolex Cables Ltd.	148,677	1,246,141
Graphite India Ltd.	151,675	943,716
HBL Engineering Ltd.	243,094	2,414,737
HEG Ltd.	168,040	992,953
Inox Wind Ltd.(a)	1,705,245	2,576,725
KEI Industries Ltd.	136,175	6,328,560
RR Kabel Ltd.	75,240	1,184,683

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Schneider Electric Infrastructure Ltd.(a)	102,941	$826,328
TD Power Systems Ltd.	257,114	2,240,177
Transformers & Rectifiers India Ltd.	230,411	702,021
Triveni Turbine Ltd.	313,635	1,887,754
V-Guard Industries Ltd.	430,193	1,661,291
Voltamp Transformers Ltd.	15,538	1,423,016
		27,981,519
Electronic Equipment, Instruments & Components — 1.8%
Avalon Technologies Ltd.(a)(b)	65,890	718,030
Genus Power Infrastructures Ltd.	199,839	708,257
Honeywell Automation India Ltd.	4,888	1,936,618
Kaynes Technology India Ltd.(a)	66,145	4,076,352
PG Electroplast Ltd.	342,877	2,275,840
Redington Ltd.	1,285,645	4,058,615
Syrma SGS Technology Ltd.	169,075	1,559,181
		15,332,893
Entertainment — 0.5%
Nazara Technologies Ltd.(a)	325,551	932,475
PVR Inox Ltd.(a)	161,479	1,930,902
Saregama India Ltd.	167,837	745,859
Tips Industries Ltd.	99,004	613,781
		4,223,017
Financial Services — 4.5%
Aadhar Housing Finance Ltd.(a)	237,412	1,279,400
Aavas Financiers Ltd.(a)	86,919	1,507,257
Aptus Value Housing Finance India Ltd.	823,306	2,579,364
Can Fin Homes Ltd.	175,208	1,739,895
Home First Finance Co. India Ltd.(b)	158,977	1,979,046
IFCI Ltd.(a)	1,449,581	829,664
IIFL Finance Ltd.(a)	512,554	3,327,875
India Shelter Finance Corp. Ltd.	83,555	824,390
Infibeam Avenues Ltd.(a)	2,771,307	599,303
JSW Holdings Ltd./India(a)	7,339	1,670,404
L&T Finance Ltd.	1,919,420	6,723,425
LIC Housing Finance Ltd.	663,342	4,084,928
Piramal Finance Ltd, NVS(a)	223,709	3,873,313
PNB Housing Finance Ltd.(b)	428,406	4,346,178
Sammaan Capital Ltd.(a)	1,271,522	2,192,772
		37,557,214
Food Products — 2.0%
Avanti Feeds Ltd.	90,514	824,508
AWL Agri Business Ltd.(a)	854,870	2,480,842
Balrampur Chini Mills Ltd.	265,732	1,333,407
Bikaji Foods International Ltd.	137,377	1,101,427
Bombay Burmah Trading Co.	38,904	799,780
CCL Products India Ltd.	161,097	1,823,355
Dodla Dairy Ltd.	53,863	773,084
Godrej Agrovet Ltd.(b)	105,610	703,697
Heritage Foods Ltd.	92,216	499,466
Hindustan Foods Ltd.(a)	76,942	464,077
Kaveri Seed Co. Ltd.	45,399	506,069
KRBL Ltd.	125,488	574,485
LT Foods Ltd.	304,650	1,397,292
Manorama Industries Ltd.	38,123	555,066
Mrs Bectors Food Specialities Ltd.	65,943	960,545
Shree Renuka Sugars Ltd.(a)	1,410,874	422,938
Triveni Engineering & Industries Ltd.	167,594	668,222
Zydus Wellness Ltd.	210,103	1,013,332
		16,901,592
Gas Utilities — 0.9%
Gujarat Gas Ltd.	301,939	1,340,739
Security	Shares	Value
Gas Utilities (continued)
Gujarat State Petronet Ltd.	618,571	$1,991,127
Indraprastha Gas Ltd.	1,227,887	2,747,699
Mahanagar Gas Ltd.	107,500	1,446,623
		7,526,188
Ground Transportation — 0.5%
Container Corp. of India Ltd.	589,438	3,377,655
VRL Logistics Ltd.	152,884	464,596
		3,842,251
Health Care Equipment & Supplies — 0.2%
Poly Medicure Ltd.	77,920	1,693,097
Health Care Providers & Services — 3.0%
Aster DM Healthcare Ltd.(b)	511,247	3,812,360
Dr Agarwal's Health Care Ltd.(a)	175,117	1,044,956
Dr Lal PathLabs Ltd.(b)	82,677	2,824,720
Entero Healthcare Solutions Ltd.(a)	38,749	460,366
Global Health Ltd.	176,807	2,469,106
HealthCare Global Enterprises Ltd.(a)	91,563	747,623
Jupiter Life Line Hospitals Ltd.	49,499	817,378
Kovai Medical Center and Hospital	9,232	619,124
Krishna Institute of Medical Sciences Ltd.(a)(b)	526,414	4,039,226
Metropolis Healthcare Ltd.(b)	56,813	1,228,727
Narayana Hrudayalaya Ltd.	156,863	3,418,859
Rainbow Children's Medicare Ltd.	111,361	1,688,261
Vijaya Diagnostic Centre Pvt Ltd.	112,638	1,259,545
Yatharth Hospital & Trauma Care Services Ltd.(a)	75,211	595,967
		25,026,218
Health Care Technology — 0.2%
Inventurus Knowledge Solutions Ltd.(a)	94,067	1,770,243
Hotels, Restaurants & Leisure — 2.1%
Chalet Hotels Ltd.	167,819	1,665,353
Devyani International Ltd.(a)	948,173	1,442,575
EIH Ltd.	479,889	2,014,758
ITC Hotels Ltd.(a)	1,369,906	3,207,232
Juniper Hotels Ltd.(a)	15,002	40,336
Le Travenues Technology Ltd.(a)	431,508	1,293,794
Leela Palaces Hotels & Resorts Ltd.(a)	184,614	849,826
Lemon Tree Hotels Ltd.(a)(b)	1,042,237	1,850,126
Mahindra Holidays & Resorts India Ltd.(a)	136,946	487,390
Sapphire Foods India Ltd.(a)	529,072	1,475,434
Tbo Tek Ltd.(a)	84,007	1,556,325
Thomas Cook India Ltd.	356,985	593,703
Westlife Foodworld Ltd.	139,398	883,944
		17,360,796
Household Durables — 1.6%
Amber Enterprises India Ltd.(a)	46,253	3,724,396
Bajaj Electricals Ltd.	87,729	473,592
Cello World Ltd.	97,166	648,491
Crompton Greaves Consumer Electricals Ltd.	1,411,730	4,201,973
Eureka Forbes Ltd.(a)	146,069	1,065,255
Sheela Foam Ltd.(a)	82,696	556,151
Symphony Ltd.	38,645	372,312
TTK Prestige Ltd.	88,262	636,714
Whirlpool of India Ltd.	139,085	1,672,813
		13,351,697
Household Products — 0.1%
Jyothy Labs Ltd.	323,803	1,088,282
Independent Power and Renewable Electricity Producers — 1.1%
Acme Solar Holdings Ltd.	261,636	676,128
Jaiprakash Power Ventures Ltd.(a)	7,533,948	1,587,451

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
KPI Green Energy Ltd.(b)	194,746	$942,962
NLC India Ltd.	760,245	2,073,835
PTC India Ltd.	492,263	871,044
RattanIndia Power Ltd.(a)	6,040,237	680,054
Reliance Power Ltd.(a)	5,894,214	2,648,516
		9,479,990
Industrial Conglomerates — 1.0%
3M India Ltd.	6,126	2,390,216
Apar Industries Ltd.	39,634	4,074,099
Nava Ltd.	279,223	1,633,794
		8,098,109
Insurance — 2.1%
Go Digit General Insurance Ltd.(a)	607,394	2,437,979
Max Financial Services Ltd.(a)	605,409	11,544,383
Religare Enterprises Ltd.(a)	221,607	616,147
Star Health & Allied Insurance Co. Ltd.(a)	515,682	2,813,126
		17,411,635
Interactive Media & Services — 0.0%
Just Dial Ltd.(a)	46,961	387,782
IT Services — 3.4%
Black Box Ltd.	72,895	436,652
Coforge Ltd.	697,004	14,944,721
Cyient Ltd.	181,590	2,290,622
Happiest Minds Technologies Ltd.	184,217	1,030,522
Hexaware Technologies Ltd.	334,447	2,835,836
Mastek Ltd.	34,499	856,505
Sonata Software Ltd.	369,951	1,483,780
Tata Technologies Ltd.	356,190	2,712,617
Zensar Technologies Ltd.	249,244	2,094,776
		28,686,031
Life Sciences Tools & Services — 1.0%
Indegene Ltd.	183,903	1,095,649
Onesource Specialty Pharma Ltd.(a)	100,456	1,725,677
SAI Life Sciences Ltd.(a)(b)	298,451	2,955,875
Syngene International Ltd.(b)	397,539	2,887,863
		8,665,064
Machinery — 5.6%
Action Construction Equipment Ltd.	92,537	1,030,276
AIA Engineering Ltd.	92,073	3,980,100
Anup Engineering Ltd. (The)	21,387	541,213
Azad Engineering Ltd.(a)	63,768	1,203,927
Balu Forge Industries Ltd.	76,732	542,075
BEML Ltd.	83,030	1,703,220
Craftsman Automation Ltd.	26,153	2,053,850
Elgi Equipments Ltd.	413,752	2,370,479
ESAB India Ltd.	10,109	641,685
Force Motors Ltd.	10,111	2,018,786
GMM Pfaudler Ltd.	62,924	791,282
Greaves Cotton Ltd.	200,651	454,733
Grindwell Norton Ltd.	97,464	1,696,251
Happy Forgings Ltd.	41,747	485,328
Ingersoll Rand India Ltd.	17,277	723,131
Inox India Ltd.	50,259	660,158
ISGEC Heavy Engineering Ltd.	54,959	508,555
Jupiter Wagons Ltd.	232,287	744,935
Jyoti CNC Automation Ltd.(a)	174,735	1,978,828
Kirloskar Brothers Ltd.	52,749	1,000,825
Kirloskar Oil Engines Ltd.	175,181	2,213,271
Kirloskar Pneumatic Co. Ltd.	85,459	1,042,459
KSB Ltd.	133,168	1,147,829
Security	Shares	Value
Machinery (continued)
Lloyds Engineering Works Ltd.	1,125,289	$673,253
LMW Ltd.	8,231	1,385,848
MTAR Technologies Ltd.(a)	47,211	1,339,974
Olectra Greentech Ltd.	90,415	1,268,951
Shaily Engineering Plastics Ltd.	45,479	1,327,760
Shakti Pumps India Ltd.	123,233	941,140
Tega Industries Ltd.	36,800	798,792
Texmaco Rail & Engineering Ltd., Class L	439,770	632,569
Thermax Ltd.	91,434	2,994,843
Timken India Ltd.	82,459	2,913,589
Titagarh Rail System Ltd.	177,168	1,644,393
Vesuvius India Ltd.	200,064	1,072,015
		46,526,323
Marine Transportation — 0.1%
Shipping Corp. of India Ltd.	361,040	937,964
Media — 0.8%
Affle 3i Ltd.(a)	138,760	2,583,446
Network18 Media & Investments Ltd.(a)	1,159,884	586,430
Sun TV Network Ltd.	216,120	1,346,122
Zee Entertainment Enterprises Ltd.	1,688,974	1,919,910
		6,435,908
Metals & Mining — 3.0%
Godawari Power and Ispat Ltd.	513,905	1,357,538
Gravita India Ltd.	73,014	1,493,013
Hindustan Copper Ltd.	636,048	2,333,885
Jai Balaji Industries Ltd.(a)	406,640	313,589
Jindal Saw Ltd.	482,513	880,627
Kirloskar Ferrous Industries Ltd.	147,726	818,417
Maharashtra Seamless Ltd.	86,799	572,422
Mishra Dhatu Nigam Ltd.(b)	106,167	391,747
MOIL Ltd.	137,182	521,281
National Aluminium Co. Ltd.	1,812,104	5,285,353
NMDC Steel Ltd.(a)	1,575,553	739,665
PTC Industries Ltd.(a)	10,636	2,161,386
Ramkrishna Forgings Ltd.	175,276	1,080,809
Ratnamani Metals & Tubes Ltd.	61,516	1,631,704
Sandur Manganese & Iron Ores Ltd. (The)	272,715	652,846
Sarda Energy & Minerals Ltd.	189,749	1,041,006
Surya Roshni Ltd.	146,673	432,667
Usha Martin Ltd.	334,374	1,606,216
Welspun Corp. Ltd.	202,317	1,943,115
		25,257,286
Office REITs — 1.7%
Brookfield India Real Estate Trust(b)	772,094	2,874,178
Embassy Office Parks REIT	1,870,535	8,941,800
Mindspace Business Parks REIT(b)	468,543	2,423,606
		14,239,584
Oil, Gas & Consumable Fuels — 0.9%
Aegis Logistics Ltd.	269,077	2,301,882
Chennai Petroleum Corp. Ltd.	114,281	1,173,057
Great Eastern Shipping Co. Ltd. (The)	219,387	2,721,162
Gujarat Mineral Development Corp. Ltd.	174,328	1,054,170
		7,250,271
Paper & Forest Products — 0.2%
Century Plyboards India Ltd.	122,001	1,095,295
JK Paper Ltd.	163,857	675,566
		1,770,861
Personal Care Products — 0.6%
Emami Ltd.	433,223	2,575,436
Gillette India Ltd.	14,213	1,381,626

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Personal Care Products (continued)
Honasa Consumer Ltd.(a)	285,452	$928,398
		4,885,460
Pharmaceuticals — 7.7%
Aarti Pharmalabs Ltd.	97,004	763,660
Acutaas Chemicals Ltd.	116,758	2,405,350
Aether Industries Ltd.(a)	71,062	699,462
Ajanta Pharma Ltd.	95,871	2,749,804
Alembic Pharmaceuticals Ltd.	107,771	1,093,941
Alivus Life Sciences Ltd.	68,721	691,829
AstraZeneca Pharma India Ltd.	10,968	1,108,167
Blue Jet Healthcare Ltd.	76,714	497,887
Caplin Point Laboratories Ltd.	42,250	906,253
Cohance Lifesciences Ltd.(a)	252,093	1,590,743
Concord Biotech Ltd.	57,973	922,128
Eris Lifesciences Ltd.(b)	104,562	1,866,939
FDC Ltd./India	108,378	502,143
Gland Pharma Ltd.(b)	83,096	1,637,523
GlaxoSmithKline Pharmaceuticals Ltd.	92,865	2,674,016
Glenmark Pharmaceuticals Ltd.	340,585	7,423,711
Granules India Ltd.	265,815	1,656,607
Ipca Laboratories Ltd.	305,876	4,979,105
JB Chemicals & Pharmaceuticals Ltd.	188,858	3,744,760
Jubilant Pharmova Ltd.	157,307	1,921,504
Laurus Labs Ltd.(b)	769,360	8,888,229
Marksans Pharma Ltd.	497,251	1,049,598
Natco Pharma Ltd.	176,990	1,741,382
Neuland Laboratories Ltd.	16,880	3,267,947
Piramal Pharma Ltd.	1,311,454	2,753,142
Procter & Gamble Health Ltd.	16,381	1,047,992
Sanofi Consumer Healthcare India Ltd.	15,126	787,978
Sanofi India Ltd.	17,800	873,150
Shilpa Medicare Ltd.	189,154	723,104
Strides Pharma Science Ltd.	131,369	1,294,079
Wockhardt Ltd.(a)	160,327	2,220,448
		64,482,581
Professional Services — 1.8%
BLS International Services Ltd.	265,283	982,282
Computer Age Management Services Ltd.	103,103	4,480,525
eClerx Services Ltd.	47,015	2,395,602
eMudhra Ltd.	63,042	436,087
Firstsource Solutions Ltd.	611,355	2,369,458
International Gemmological Institute India Ltd.	231,843	854,413
Latent View Analytics Ltd.(a)	113,160	631,375
RITES Ltd.	256,178	681,699
Sagility Ltd.	3,592,405	2,021,482
		14,852,923
Real Estate Management & Development — 1.8%
Aditya Birla Real Estate Ltd.	110,203	2,190,259
Anant Raj Ltd.	263,419	1,704,504
Brigade Enterprises Ltd.	294,842	2,958,163
Embassy Developments Ltd.(a)	1,202,960	1,042,407
Keystone Realtors Ltd.	69,279	420,176
Mahindra Lifespace Developers Ltd.	235,410	1,107,504
Max Estates Ltd.(a)	122,740	665,106
NESCO Ltd.	45,434	653,944
Puravankara Ltd.(a)	133,382	372,991
SignatureGlobal India Ltd.(a)	61,433	765,205
Sobha Ltd.	105,496	1,817,295
Sunteck Realty Ltd.	114,281	542,154
Valor Estate Ltd.(a)	347,115	514,169
		14,753,877
Security	Shares	Value
Retail REITs — 0.4%
Nexus Select Trust	1,826,923	$3,317,965
Semiconductors & Semiconductor Equipment — 0.2%
Borosil Renewables Ltd.(a)	102,116	666,477
Websol Energy System Ltd.(a)	614,348	703,027
		1,369,504
Software — 2.3%
AurionPro Solutions Ltd.	47,490	585,118
Birlasoft Ltd.	366,529	1,563,246
CE Info Systems Ltd.	36,877	690,850
Intellect Design Arena Ltd.	183,078	2,284,340
KPIT Technologies Ltd.	330,310	4,529,687
Newgen Software Technologies Ltd.	139,822	1,381,674
Rategain Travel Technologies Ltd.(a)	114,775	914,252
Tanla Platforms Ltd.	130,691	811,200
Tata Elxsi Ltd.	68,871	3,983,198
Zaggle Prepaid Ocean Services Ltd.(a)	131,552	578,227
Zinka Logistics Solutions Ltd.(a)	194,441	1,455,770
		18,777,562
Specialty Retail — 1.5%
Aditya Birla Fashion and Retail Ltd.(a)	1,071,316	939,219
Aditya Birla Lifestyle Brands Ltd.(a)	934,505	1,366,273
Aditya Vision Ltd.(b)	127,044	745,786
Arvind Fashions Ltd.	175,638	993,319
BrainBees Solutions Ltd.(a)	205,540	697,680
Cartrade Tech Ltd.(a)	93,957	3,252,341
Ethos Ltd.(a)	29,675	1,012,561
PC Jeweller Ltd.(a)	4,323,417	481,135
Redtape Ltd./India	306,238	450,453
Senco Gold Ltd.	129,897	454,117
Thanga Mayil Jewellery Ltd.	24,538	895,592
V2 Retail Ltd.(a)	29,674	814,499
		12,102,975
Technology Hardware, Storage & Peripherals — 0.2%
Netweb Technologies India Ltd.	37,268	1,375,749
Textiles, Apparel & Luxury Goods — 2.3%
Alok Industries Ltd.(a)	2,726,263	518,533
Arvind Ltd.	347,747	1,377,351
Bata India Ltd.	112,763	1,261,992
Campus Activewear Ltd.	202,729	626,993
Garware Technical Fibres Ltd.	95,904	755,298
Gokaldas Exports Ltd.(a)	126,589	1,321,298
Indo Count Industries Ltd.	151,225	552,796
KPR Mill Ltd.	262,358	3,186,648
Pearl Global Industries Ltd.	35,514	676,784
Rajesh Exports Ltd.(a)	196,074	410,497
Raymond Lifestyle Ltd.(a)	53,358	669,643
Relaxo Footwears Ltd.	167,501	768,915
Safari Industries India Ltd.	47,536	1,293,957
Swan Corp. Ltd.	239,996	1,208,804
Trident Ltd.	2,835,190	899,806
Vardhman Textiles Ltd.	218,544	1,074,824
Vedant Fashions Ltd.	135,619	924,134
VIP Industries Ltd.(a)	141,222	596,863
Welspun Living Ltd.	631,614	1,058,433
		19,183,569
Tobacco — 0.3%
Godfrey Phillips India Ltd.	82,085	2,641,322
Trading Companies & Distributors — 0.3%
IndiaMART Intermesh Ltd.(b)	66,135	1,711,974

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI India Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
Lloyds Enterprises Ltd.	537,886	$353,329
Refex Industries Ltd.	117,506	456,437
		2,521,740
Transportation Infrastructure — 0.1%
Gujarat Pipavav Port Ltd.	589,576	1,179,989
Water Utilities — 0.2%
VA Tech Wabag Ltd.	95,566	1,452,622
Total Long-Term Investments — 99.8% (Cost: $604,378,383)		831,047,605
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(c)(d)	17,110,000	17,110,000
Total Short-Term Securities — 2.1% (Cost: $17,110,000)		17,110,000
Total Investments — 101.9% (Cost: $621,488,383)		848,157,605
Liabilities in Excess of Other Assets — (1.9)%		(15,674,021)
Net Assets — 100.0%		$832,483,584

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$20,210,000	$—	$(3,100,000)(a)	$—	$—	$17,110,000	17,110,000	$220,253	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	43	12/30/25	$2,277	$11,368
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI India Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$43,274,867	$787,772,738	$—	$831,047,605
Short-Term Securities
Money Market Funds	17,110,000	—	—	17,110,000
	$60,384,867	$787,772,738	$—	$848,157,605
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$11,368	$—	$11,368

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust